PROPERTY, PLANT AND EQUIPMENT, NET - Additional information (Details) ₫ in Millions	12 Months Ended
	Dec. 31, 2023 VND (₫)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 VND (₫)	Dec. 31, 2021 VND (₫)	Dec. 31, 2023 USD ($)
PROPERTY, PLANT AND EQUIPMENT, NET
Depreciation of property, plant and equipment	₫ 5,849,238	$ 245,086,650	₫ 3,924,658	₫ 3,981,389
Property, plant and equipment, net	67,678,974		57,188,667		$ 2,835,790,413
Interest cost capitalized	669,400	28,000,000.0	357,000	₫ 323,000
Leased-out batteries
PROPERTY, PLANT AND EQUIPMENT, NET
Impairment charges relating to leased-out batteries	₫ 1,023,611	$ 42,900,000	₫ 1,053,647